Events occurring after the reporting date	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [Abstract]
Events occurring after the reporting date
34. Events occurring after the reporting date
On January 21, 2021, the Company entered into a definitive arrangement agreement (“Agreement”) with QMX Gold Corporation (“QMX”) pursuant to which it will acquire all of the outstanding common shares of QMX not already held by the Company. QMX has interests in mineral properties in the Canadian province of Québec in proximity to the Company’s Lamaque operations and the Company currently owns 68,125,000 shares of QMX, or approximately 17% of QMX shares outstanding. Under the terms of the arrangement agreement, each shareholder will receive, for each QMX share held, (i) CDN $0.075 in cash and (ii) 0.01523 of an Eldorado common share. Total consideration is expected to be approximately CDN $132,000 (USD $103,676), of which approximately CDN $29,840 (USD $23,440) will be paid in cash. Completion of the acquisition of QMX is subject to receipt of QMX shareholder, court and regulatory approvals, and other customary closing conditions.